Pension And Other Postretirement Benefits (Accumulated Postretirement Benefit Obligation (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2013
Assuming Medicare Part D Subsidy Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 26,542,379
Assuming no Medicare Part D Subsidy receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation	$ 27,501,806